Average Annual Total Returns		12 Months Ended	36 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	10.37%
FT Vest U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Percent		22.77%	8.69%
Performance Inception Date	Dec. 18, 2020
FT Vest U.S. Equity Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.77%	8.69%
FT Vest U.S. Equity Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.48%	6.75%